Document and Entity Information	Aug. 25, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 25, 2023
Entity Registrant Name	Mobile Infrastructure Corp
Entity Incorporation, State or Country Code	MD
Entity File Number	001-40415
Entity Tax Identification Number	98-1583957
Entity Address, Address Line One	30 W. 4th Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	834-5110
Entity Information, Former Legal or Registered Name	Fifth Wall Acquisition Corp. III
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	BEEP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001847874
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1 Little West 12th Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014